Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents at each year-end, as disclosed in the Consolidated Statement of Cash Flows, may be reconciled against the items related to the Consolidated Statement of Financial Position as follows:
	As of June 30, 2023	As of June 30, 2022
Cash	$2,443	$—
Bank accounts	2,061,636	1,081,808
Short-term investments	463,594	—
Total cash and cash equivalents	$2,527,673	$1,081,808